Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 29, 2011
Hotchkis and Wiley Large Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Large Cap Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks current income and long-term growth of income, as well as capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in certain Hotchkis and Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled "About
Class I, Class A, Class C and Class R Shares" beginning on page 32 of this Prospectus and "Purchase of Shares" beginning on page 37 of the Funds' Statement of Additional
Information .

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in certain Hotchkis and Wiley Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for the fee waiver/expense reimbursement in effect for the first year.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in common stocks of large capitalization U.S. companies.
The Advisor currently considers large cap companies to be those with market capitalizations like those found in the Russell 1000® Index. The market capitalization range of the Index changes constantly, but as of June 30, 2011, the range was from $1.4 billion to $400.9 billion, although the Advisor will generally not purchase stock in a company with a market capitalization of less than $3 billion. Market capitalization is measured at time of initial purchase.
The Fund also invests in stocks with high cash dividends or payout yields relative to the market. The Fund may also invest in foreign (non-U.S.) securities.

The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the
Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate's specific risk and return characteristics which include: 1) relative valuation;
2) fundamental operating trends; 3) deterioration of fundamentals; and 4)
diversification guidelines.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, the value of the Fund's investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund's portfolio as a whole are called "principal risks." The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are described in this section.

Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk.   Large cap companies as a group could fall out of favor
with the market, causing the Fund to underperform investments that focus on small or mid cap companies.

The Fund may also invest in the securities of mid cap companies. Investment in mid cap companies may involve more risk than investing in larger, more established companies. Mid cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, a
Fund's investment in a mid cap company may lose substantial value.

Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund's benchmark. To the extent that the
Advisor invests the Fund's assets in securities that are not in the Fund's applicable benchmark index, there is a greater risk that the Fund's performance will deviate from that of the benchmark. The Advisor does not seek to replicate the performance of any index.

Style Risk.  The Advisor follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the
Fund may underperform other funds that use different investing styles.

Income Risk.  The Fund is subject to income risk, which is the risk that the
Fund's income will decline during periods of falling interest rates. If the income is reduced, distributions by the Fund to shareholders may be less.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non - U.S.)
securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as
U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Recent Developments in Global Credit and Equity Markets Risks. Global capital markets have recently experienced credit and valuation problems and the mass liquidation of investment portfolios. These conditions have generated extreme volatility and illiquidity. This financial crisis may cause a significant decline in the value and liquidity of many securities.

Current market conditions may continue or worsen. Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Fund may encounter, or to predict the duration of these events.

Percentage Investment Limitations.  Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Who should invest?
The Fund may be an appropriate investment if you:

o Are seeking current income and long-term growth of income, as well as capital appreciation, and can withstand the share price volatility of equity investing.

o Are seeking a diversified portfolio of equity securities to include stocks with market capitalizations like those found in the Russell 1000® Index.

o Want a professionally managed and diversified portfolio.

o Are willing to accept the risk that the value of your investment may decline substantially or for significant periods of time in order to seek current income and long-term growth of income, as well as capital appreciation.

o Are prepared to receive taxable dividends.

o Have a long-term view in excess of three to five years.

o Are considering this investment as part of a well diversified personal investment portfolio and strategy.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund's investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class I shares (the class with the longest period of annual returns). However, the Fund's Class A and Class C shares are subject to sales loads. Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown. The table shows how the
Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and indices that reflect the market sectors in which the Fund invests. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund's website at
http://www.hwcm.com/literature or by calling the Fund toll-free at 1-866-HW-FUNDS
(1-866-493-8637).

The inception dates for the Fund's Class I, Class A, Class C and Class R shares are June 24, 1987, October 26, 2001, February 4, 2002, and August 28, 2003,
respectively. Performance figures prior to the inception dates of Class A, Class
C and Class R shares are based on the historical performance of the original share class (Class I) of the Fund's predecessor, the Mercury HW Large Cap Value
Fund, adjusted to reflect the higher operating expenses of Class A, Class C and
Class R shares and the current applicable sales charges of Class A, Class C and
Class R shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class I shares (the class with the longest period of annual returns).
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-866-493-8637
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.hwcm.com/literature
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 25.16% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -24.62% (quarter ended December 31, 2008). The year-to-date return as of June 30, 2011 was 3.67%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class I. After-tax returns for other classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Hotchkis and Wiley Large Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Large Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.62%)
Hotchkis and Wiley Large Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Large Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Hotchkis and Wiley Large Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Large Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Hotchkis and Wiley Large Cap Value Fund (Prospectus Summary) | Hotchkis and Wiley Large Cap Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Hotchkis and Wiley Large Cap Value Fund | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Hotchkis and Wiley Large Cap Value Fund | Russell 1000 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.83%
Hotchkis and Wiley Large Cap Value Fund | Russell 1000 ® Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
Hotchkis and Wiley Large Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	338
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	588
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,304
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	338
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	588
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,304
Annual Return 2001	rr_AnnualReturn2001	7.95%
Annual Return 2002	rr_AnnualReturn2002	(7.51%)
Annual Return 2003	rr_AnnualReturn2003	42.77%
Annual Return 2004	rr_AnnualReturn2004	22.01%
Annual Return 2005	rr_AnnualReturn2005	6.41%
Annual Return 2006	rr_AnnualReturn2006	13.70%
Annual Return 2007	rr_AnnualReturn2007	(10.55%)
Annual Return 2008	rr_AnnualReturn2008	(46.84%)
Annual Return 2009	rr_AnnualReturn2009	34.32%
Annual Return 2010	rr_AnnualReturn2010	19.85%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes - Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.74%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.88%
Hotchkis and Wiley Large Cap Value Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions - Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.37%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.09%
Hotchkis and Wiley Large Cap Value Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares - Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.28%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.07%
Hotchkis and Wiley Large Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	650
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	917
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,205
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,020
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	650
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	917
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,020
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes - Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.04%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.08%
Hotchkis and Wiley Large Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	647
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,112
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,204
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	647
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,112
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,204
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes - Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.62%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.90%
Hotchkis and Wiley Large Cap Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	492
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	849
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	492
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	849
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,856
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes - Class R
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.24%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.40%

[1]	Hotchkis and Wiley Capital Management, LLC (the " Advisor") has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2012 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain limits: Class I - 1.05%, Class A - 1.30%, Class C - 2.05%, Class R - 1.55%. Thereafter, the Advisor may change or eliminate the expense limits only upon 30 days' prior notice to the Fund's shareholders.